INVENTORIES - Summary of inventories and written down of inventories (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INVENTORIES
Finished products	R$ 1,664,235	R$ 1,254,818
Parts and accessories	207,794	178,260
Construction Materials	193,450	316,370
Warehouse and other	7,426	43,266
Inventories	2,072,905	1,792,714
Provision for obsolete inventories	R$ 38,449	R$ 78,709